Annual Total Returns - Fidelity International Index Fund [BarChart] - 02.28 Fidelity Index Funds Combo PRO-12 - Fidelity International Index Fund - Fidelity International Index Fund	May 07, 2021
Bar Chart Table:
Annual Return 2011	(12.11%)
Annual Return 2012	18.85%
Annual Return 2013	21.87%
Annual Return 2014	(5.31%)
Annual Return 2015	(0.73%)
Annual Return 2016	1.34%
Annual Return 2017	25.38%
Annual Return 2018	(13.52%)
Annual Return 2019	22.00%
Annual Return 2020	8.17%